Summarized Financial Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Balance sheet data:
Current assets	$ 478,806		¥ 8,471,094		¥ 3,292,029
Non-current assets	4,921,378		22,795,565		33,836,936
Current liabilities	47,564		823,511		327,025
Non-current liabilities	241,242		1,703,350		¥ 1,658,657
Operating data:
Revenue	102,902	¥ 707,501	237,589	¥ 685,603
Income (Loss) from operations	19,194	131,969	(1,609,708)	33,706
Net Realized and Unrealized Gain from investments	46,415	319,127	1,846,396	5,222,287
Net income	$ 78,206	¥ 537,705	¥ 247,865	¥ 5,263,296